Going Concern Assumption	12 Months Ended
Dec. 31, 2024
Going Concern Assumption [Abstract]
GOING CONCERN ASSUMPTION

3. GOING CONCERN ASSUMPTION

The Company incurred a loss of AED 22,294,417 during the period ended December 31, 2024. Current liabilities exceeded current assets by AED 20,983,437 as at December 31, 2024. Notwithstanding these facts, the financial statements of the Company have been prepared on the going concern basis, as the Shareholder shall provide the necessary financial support to the Company to enable it to continue its operations and meets its obligations, as they fall due. The company will continue to be funded by existing shareholders in the form of loans and revenue. The company also is exploring other equity financing options in the private equity market.